UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM  13F
                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/98

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.)  [  ] is a restatement.
                                   [  ] adds a new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Engebretson Capital Management
Address: 620 Newport Center Dr.,
            Suite 750
            Newport Beach, CA 92660

13F File Number:   28-

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Daniel M. Harkins
Title:   COO
Phone:   949-759-9684

Signature, Place, and Date of Signing:
Daniel M. Harkins  Newport Beach, CA      May 18, 1999

[x]      13F HOLDING REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $165991


List of Other Included Managers:        None

                                       FORM 13F INFORMATION TABLE
Name of Issuer        Item 2             Cusip #
                                                     Fair Market    Shares or
   Investment      Mgrs      Voting
                       Title Of                         Value       Prn. Amt.
   Discretion      (N/A)      Auth.
                         Class                         (x$1000)
     (a)Sole                (a)Sole
AETNA INC               Common          008117103         621         8930
      8930                    8930
ALLSTATE CORP.          Common          020002101        5082       122450
    122450                  122450
AMERICA ONLINE          Common          02364j104         340         3050
      3050                    3050
BANKAMERICA CORP        Common          066050105        9201       171978
    171978                  171978
BERKSHIRE HATHAWAY INC  Common          084670108         298            5
         5                       5
BIOSITE INC             Common          090945106         151        29850
     29850                   29850
CHASE MANHATTAN BANK    Common          16161a108        1998        46335
     46335                   46335
CIRCUIT CITY STORES     Common          172737108        1498        44980
     44980                   44980
CISCO SYSTEMS           Common          17275r102       13344       242614
    242614                  242614
COMDISCO                Common          200336105         929        68194
     68194                   68194
"CONSECO, INC."         Common          208464107        3590       117476
    117476                  117476
DAIMLER CHRYSLER        Common          171196108         500        10449
     10449                   10449
DEAN WTR SEL EQTY TRUS  Common          24241x346          22        13140
     13140                   13140
DEERE COMPANY           Common          244199105        6007       198583
    198583                  198583
DELL COMPUTER           Common          247025109        4033        61345
     61345                   61345
DISNEY-WALT CO.         Common          254687106        2023        79715
     79715                   79715
EXCELSIOR HENDERSON     Common          300906104          85        11500
     11500                   11500
FINISH LINE INC         Common          317923100         192        20600
     20600                   20600
FORD MOTOR COMPANY      Common          345370100        1158        24628
     24628                   24628
GRAND CASINOS           Common          385269105         276        34800
     34800                   34800
HALLIBURTON             Common          406216101        4150       144340
    144340                  144340
ILL TOOL WORKS          Common          452308109         278         5100
      5100                    5100
INT'L BUSINESS MACHINES Common          459200101       11204        87193
     87193                   87193
IRVINE SENSOR CORP      Common          463664102          46        25400
     25400                   25400
ISOLYSER INC            Common          464888106          47        40800
     40800                   40800
K-MART INC              Common          482584109         128        10675
     10675                   10675
LSI LOGIC               Common          501907109         147        11660
     11660                   11660
LUCENT TECH.            Common          549463107        6829        98619
     98619                   98619
MAIL WELL INC.          Common          560321200        2939       343200
    343200                  343200
MEADE INSTRUMENTS       Common          583062104         367        37910
     37910                   37910
MEDTRONIC INC.          Common          585055106         325         5600
      5600                    5600
MERCK & CO. INC.        Common          589331107        2539        19595
     19595                   19595
MICROSOFT CORP          Common          594918104        8676        78831
     78831                   78831
MORGAN DEAN WITTER      Common          617446448         856        19850
     19850                   19850
NATIONS BANK            Common          638585109        2673        50432
     50432                   50432
PEPSICO INC.            Common          713448108         390        13232
     13232                   13232
PFIZER-INC.             Common          717081103       22238       210288
    210288                  210288
RAINFOREST CAFES        Common          75086k104         723       108100
    108100                  108100
RSI SYSTEMS             Common          749927109          29        12500
     12500                   12500
SEARS ROEBUCK CO.       Common          812387108        8174       184990
    184990                  184990
SUN MICROSYSTEMS        Common          866810104        5309       106586
    106586                  106586
SUNAMERICA INC          Common          866930100        1194        19575
     19575                   19575
TRAVELERS INSURANCE     Common          885502104        8214       248897
    248897                  248897
T-ROWE PRICE            Common          741477103        3573       121650
    121650                  121650
U.S. BANKCORP           Common          319279105        9026       253375
    253375                  253375
UNITED HEALTHCARE       Common          910581107        1549        44250
     44250                   44250
US CRUDE LTD            Common          90330v103         229       176000
    176000                  176000
WALGREEN CO             Common          931422109        8920       202439
    202439                  202439
WELLS FARGO BANK        Common          949746101         269          758
       758                     758
ABN AMRO CAPITAL 7.50%  Preferred       00371q202         204         8000
      8000                    8000
ALABAMA PWR 7% SR NOTES Preferred       010392629         302        12000
     12000                   12000
AMERICAN EXPRESS 7% PFD Preferred       02583y205         250        10000
     10000                   10000
BANK OF NY 7.25%        Preferred       05563w206         401        16000
     16000                   16000
CONSECO FINANCIAL 8.70% Preferred       20847d205         505        20000
     20000                   20000
EQUITABLE CO 7.35%      Preferred       294550207         250        10000
     10000                   10000
GABELLI EQTY 7.25% PFD  Preferred       362397309         204         8000
      8000                    8000
HOUSEHOLD FINL 7.25%    Preferred       44180r209         600        24000
     24000                   24000
MERRILL LYN CAP 7.125%  Preferred       590216204         200         8000
      8000                    8000
SEARS ROEBUCK 7% PFD    Preferred       812404200         276        11000
     11000                   11000
TENNESSEE VALLEY AUTH   Preferred       880591300         209         8000
      8000                    8000
USB CAP TR 7.20% PFD    Preferred       90332m200         201         8000
      8000                    8000
TOTALS FOR Q398                                        165991      4135467
   4135467                 4135467